Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 44,361	$ 42,748	$ 35,036
Other revenue	$ (73)	$ 381	$ 704
Bottom of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days